WARRANTS	12 Months Ended
Dec. 31, 2022
Warrants
WARRANTS

Note 12 - WARRANTS

In connection with the merger discussed in Note 3, the Company assumed the outstanding public and private placement warrants of CNTQ.

Refer to Note 7 for further description of the warrants issued in connection with the Term Loan.

Common Stock Warrants classified as Equity

Public Warrants

Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants subject to certain conditions, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. On the Closing Date, there were 9,487,500 Public Warrants issued and outstanding. The Public Warrants are not precluded from equity classification, and are accounted for as such on the date of issuance, and each balance sheet date thereafter. There was no activity of public warrants from the closing date through December 31, 2022.

The measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market under the ticker DFLIW. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value of the Warrants as of each relevant date.

Common Stock Warrants classified as Liability

Private Placement Warrants

The Private Placement Warrants may not be redeemed by the Company so long as the Private Placement Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants: (i) will be exercisable either for cash or on a cashless basis at the holders option and (ii) will not be redeemable by the Company, in either case as long as the Private Warrants are held by the initial purchasers or any of their permitted transferees (as prescribed in the Subscription Agreement). The Private Warrants may not be sold, transferred, assigned, pledged or hypothecated, or be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of, the Private Warrants (or any securities underlying the Private Warrants) for a period of one hundred eighty (180) days following the effective date of the Registration Statement to anyone other than any member participating in the Public Offering and the officers or partners thereof, if all securities so transferred remain subject to the lock-up restriction for the remainder of the time period. On the Closing Date and as of December 31, 2022, there were 4,627,858 Private Warrants issued and outstanding.

The Company accounts for the 4,627,858 Private Warrants issued in connection with the Initial Public Offering in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the private warrants do not meet the criteria for equity treatment thereunder, each private warrant must be recorded as a liability. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liabilities will be adjusted to its current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date.

Warrant Class	Shares	Inception Date Fair Value	Initial Recognition Date	Exercise Price	Expiration Date
Private Placement Warrants	4,627,858	$1,990	10/7/2022	$11.5	8/11/2026

The private placement warrants are classified as Level 2 as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially similar terms as the Public Warrants (with the exception of a different remaining life). We determined, through use of a Binomial Lattice model, that the fair value of each Private Placement Warrant less a discount for the difference in remaining life is equivalent to that of each Public Warrant.

Term Loan Warrants

In connection with the entry into the Term Loan Agreement, and as a required term and condition thereof, the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 2,593,056 shares (the “Penny Warrants”) and (ii) the $10 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 1,600,000 shares of common stock at $10 per share (the “$10 Warrants” and, together with the Penny Warrants, the “ Term Loan Warrants”). The $10 Warrants were exercised on a cashless basis on October 10, 2022, with the Company agreeing to issue 457,142 shares of common stock in connection with such exercise. The Company concluded the warrants are not considered indexed to the Company’s stock and to be accounted for as liabilities under ASC 815. As such, the estimated fair value is recognized as a liability each reporting period, with changes in the fair value recognized within income each period.

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	Initial Measurement	As of December 31, 2022
Common stock price	$14.00	$11.09
Exercise price	$0.01	$0.01
Dividend yield	0%	0%
Term	10	9.77
Volatility	94.00%	90.00%
Risk-free rate	3.90%	3.90%
Fair value	$13.99	$11.89

The following table provides the significant inputs to the Black-Scholes method for the fair value of the $10 Warrants:

Initial Measurement
Common stock price	$14.00
Exercise price	$10.00
Dividend yield	0%
Term	10
Volatility	85.00%
Risk-free rate	4.10%
Fair value	$10.42

The following tables presents a roll-forward of the Company’s warrants from January 1, 2022 to December 31, 2022:

Private Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Assumed in the merger	4,627,858
Exercised subsequent to the merger	-
Warrants Outstanding, December 31, 2022	4,627,858

**There were no warrants issued, exercised and outstanding prior to January 1, 2022.

Public Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Assumed in the merger	9,487,500
Exercised subsequent to the merger	-
Warrants Outstanding, December 31, 2022	9,487,500

**There were no warrants issued, exercised and outstanding prior to January 1, 2022.

Term Loan Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Issued in conjunction with merger	4,193,056
Exercised subsequent to the merger	(1,600,000)
Warrants Outstanding, December 31, 2022	2,593,056

**	There were no warrants issued, exercised and outstanding prior to January 1, 2022.

The following table presents a roll-forward of the aggregate fair values of the Company’s warrant liabilities for which fair value is determined by Level 3 Inputs. The only class of warrants that were determined to be Level 3 are the term loan warrants.

Warrant Liability
Balances, January 1, 2022**	$-
Issuance of warrants	52,956
Exercise of warrants	(16,669)
Change in fair value of warrants	(5,446)
Balances, December 31, 2022	$30,841

**	There were no warrants issued, exercised and outstanding prior to January 1, 2022.